Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Share Capital	Additional paid in capital	Other comprehensive income (Loss)	Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 177,139	$ 20,347	$ (2,850)	$ (161,118)	$ 33,517
Beginning Balance, Shares at Dec. 31, 2014	146,984
Net loss for the period				(3,758)	(3,758)
Foreign currency translation			(4,171)		(4,171)
Stock-based compensation		9			9
Issue of share capital - stock options, Amount	$ 10	(3)			7
Issue of share capital - stock options, Shares	40
Ending Balance, Amount at Sep. 30, 2015	$ 177,149	20,353	(7,021)	(164,876)	25,604
Ending Balance, Shares at Sep. 30, 2015	147,024
Beginning Balance, Amount at Dec. 31, 2015	$ 177,206	20,517	(7,778)	(168,949)	20,996
Beginning Balance, Shares at Dec. 31, 2015	147,331
Net loss for the period				(3,695)	(3,695)
Foreign currency translation			1,176		1,176
Stock-based compensation		60			60
Issue of share capital - stock options, Amount	$ 112	(58)			54
Issue of share capital - stock options, Shares	585
Issue of share capital - Sandstorm, Amount	$ 1,337				1,337
Issue of share capital - Sandstorm, Shares	5,129
Ending Balance, Amount at Sep. 30, 2016	$ 178,655	$ 20,519	$ (6,602)	$ (172,644)	$ 19,928
Ending Balance, Shares at Sep. 30, 2016	153,045